Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
May 31, 2023
FIN-NPRT1-0723
1.802171.119
Common Stocks - 99.4%
	Shares	Value ($)
Banks - 34.5%
Diversified Banks - 23.3%
Bank of America Corp.	1,105,600	30,724,624
Citigroup, Inc.	315,100	13,965,232
JPMorgan Chase & Co.	85,900	11,657,489
KeyCorp	690,400	6,448,336
U.S. Bancorp	465,800	13,927,420
Wells Fargo & Co.	1,009,090	40,171,873
		116,894,974
Regional Banks - 11.2%
Associated Banc-Corp.	257,900	3,819,499
Cadence Bank	137,930	2,477,223
East West Bancorp, Inc.	115,000	5,502,750
First Hawaiian, Inc.	158,000	2,605,420
First Interstate Bancsystem, Inc.	124,021	2,734,663
Heartland Financial U.S.A., Inc.	76,614	2,113,780
M&T Bank Corp. (a)	63,437	7,559,153
Popular, Inc.	135,800	7,765,044
Truist Financial Corp.	295,500	9,003,885
UMB Financial Corp.	49,000	2,775,360
Wintrust Financial Corp.	59,400	3,776,058
Zions Bancorp NA	233,500	6,372,215
		56,505,050
TOTAL BANKS		173,400,024
Capital Markets - 15.4%
Asset Management & Custody Banks - 7.4%
Affiliated Managers Group, Inc. (a)	22,500	3,129,525
Bank of New York Mellon Corp.	138,500	5,567,700
Brookfield Corp. Class A (a)	138,215	4,151,979
Carlyle Group LP (a)	162,900	4,465,089
Northern Trust Corp.	34,500	2,481,240
Patria Investments Ltd.	391,600	5,776,100
State Street Corp.	167,200	11,372,944
		36,944,577
Financial Exchanges & Data - 3.1%
Bolsa Mexicana de Valores S.A.B. de CV	2,208,300	4,660,288
CME Group, Inc.	60,300	10,778,625
		15,438,913
Investment Banking & Brokerage - 4.9%
Lazard Ltd. Class A	94,292	2,705,237
Morgan Stanley	173,600	14,193,536
Raymond James Financial, Inc.	56,300	5,086,705
Virtu Financial, Inc. Class A	156,200	2,747,558
		24,733,036
TOTAL CAPITAL MARKETS		77,116,526
Consumer Finance - 4.8%
Consumer Finance - 4.8%
Capital One Financial Corp.	100,600	10,483,526
FirstCash Holdings, Inc.	80,511	7,933,554
OneMain Holdings, Inc.	155,600	5,891,016
		24,308,096
Financial Services - 19.5%
Commercial & Residential Mortgage Finance - 4.0%
Essent Group Ltd. (a)	315,138	13,919,645
NMI Holdings, Inc. (b)	141,943	3,569,866
Walker & Dunlop, Inc.	32,700	2,393,313
		19,882,824
Diversified Financial Services - 1.8%
Apollo Global Management, Inc. (a)	136,900	9,151,765
Multi-Sector Holdings - 0.7%
Cannae Holdings, Inc. (b)	185,690	3,648,809
Transaction & Payment Processing Services - 13.0%
Fiserv, Inc. (b)	91,000	10,209,290
FleetCor Technologies, Inc. (b)	21,700	4,916,135
Global Payments, Inc.	67,000	6,545,230
MasterCard, Inc. Class A	119,200	43,510,384
		65,181,039
TOTAL FINANCIAL SERVICES		97,864,437
Insurance - 24.5%
Insurance Brokers - 3.7%
Arthur J. Gallagher & Co.	31,600	6,330,428
Marsh & McLennan Companies, Inc.	71,200	12,330,416
		18,660,844
Life & Health Insurance - 3.1%
Globe Life, Inc.	72,500	7,480,550
Primerica, Inc.	44,500	8,099,890
		15,580,440
Multi-Line Insurance - 1.6%
Hartford Financial Services Group, Inc.	113,200	7,756,464
Property & Casualty Insurance - 12.2%
American Financial Group, Inc.	38,800	4,356,076
Beazley PLC	577,400	4,349,045
Chubb Ltd.	72,400	13,451,920
Direct Line Insurance Group PLC	2,401,000	4,954,975
Fidelity National Financial, Inc.	113,300	3,868,062
First American Financial Corp.	129,100	7,091,463
Hiscox Ltd.	573,700	8,364,026
Lancashire Holdings Ltd.	632,700	4,875,757
Selective Insurance Group, Inc.	34,500	3,337,185
The Travelers Companies, Inc.	39,600	6,701,904
		61,350,413
Reinsurance - 3.9%
Enstar Group Ltd. (b)	1,673	393,791
Reinsurance Group of America, Inc.	138,500	19,390,000
		19,783,791
TOTAL INSURANCE		123,131,952
Professional Services - 0.7%
Research & Consulting Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	348,500	3,485,000
TOTAL COMMON STOCKS (Cost $465,313,581)		499,306,035

Convertible Bonds - 0.4%
	Principal Amount (c)	Value ($)
Financial Services - 0.4%
Transaction & Payment Processing Services - 0.4%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,774,808)	2,718,000	1,827,855

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e) (Cost $30,033,175)	30,030,172	30,033,175

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $497,121,564)	531,167,065
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(28,930,964)
NET ASSETS - 100.0%	502,236,101

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,743,668	22,070,480	24,814,148	7,410	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	7,671,775	130,936,979	108,575,579	4,371	-	-	30,033,175	0.1%
Total	10,415,443	153,007,459	133,389,727	11,781	-	-	30,033,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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